Statements of Cash Flows - USD ($)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ 1,385,964		$ (10,113)	$ 380,811
Adjustments to reconcile net income to net cash used in operating activities:
Interest income on investments held in trust account	(2,154,895)			(493,020)
Change in operating assets and liabilities:
Prepaid expenses	29,536			(88,169)
Formation and organization costs paid by related parties			10,113
Deferred offering costs				126,422
Accrued expenses	356,868			25,988
Net cash used in operating activities	(382,527)			(47,968)
Cash flows from investing activities:
Cash deposited into trust account	(660,000)			(67,320,000)
Net cash used in investing activities	(660,000)			(67,320,000)
Cash flows from financing activities:
Sale of ordinary shares				66,000,000
Net proceeds from sale of private placement ordinary shares				3,335,987
Underwriting fee				(1,320,000)
Other fees				(253,157)
Advance from related party	779,875
Proceeds from issuance ordinary shares to sponsor				25,000
Repayment of sponsor note				(130,687)
Net cash provided by financing activities	779,875			67,657,143
Net change in cash	(262,652)			289,175
Cash at beginning of period	289,175
Cash at end of period	26,523			289,175
Supplemental disclosure of non-cash financing activities:
Remeasurement of ordinary shares subject to possible redemption	2,814,895			7,624,825
Deferred offering costs included in due to related party		62,477	$ 126,422
Deferred offering costs included in accrued expenses		$ 67,846